Other Income or Expense, Net (Tables)	12 Months Ended
Dec. 31, 2021
Other Income or Expense, Net
Schedule of other income (expense)

	2021		2020		2019
Net gain on disposition of OISE/OCEN (1)	Ps.	4,547,029	Ps.	—	Ps.	—
Net gain on disposition of Radiópolis (2)		—		932,449		—
Net gain on disposition of investments		—		—		627
Donations (see Note 20)		(27,701)		(62,155)		(27,786)
Legal and financial advisory and professional services (3)		(683,311)		(534,448)		(353,937)
Accrued expense related to the disposal of the Content business and other net assets (see Notes 3 and 30)		(530,000)		—		—
Gain (loss) on disposition of property and equipment		45,921		57,949		(158,658)
Deferred compensation (see Note 20) (4)		(207,640)		(225,804)		(199,195)
Dismissal severance expense (5)		(312,337)		(273,281)		(533,233)
Surcharges for payments of taxes of prior years (6)		(400,641)		—		—
Impairment adjustments (7)		(97,293)		(40,803)		(67,574)
Income for cash reimbursement received from Imagina (8)		—		167,619		—
Interest income for recovered Asset Tax from prior years		—		—		139,995
Other, net		53,981		212,102		(116,826)
	Ps.	2,388,008	Ps.	233,628	Ps.	(1,316,587)

(1)	In 2021, included a payment in cash on disposal of OISE/OCEN in the amount of Ps.4,806,549 (see Note 3).
(2)	In 2020, included a pretax gain on disposal of Radiópolis, the Group’s former Radio business in the amount of Ps.932,449 (see Note 3).
(3)	Includes primarily advisory and professional services in connection with certain litigation, financial advisory, and other matters (see Notes 3 and 20).
(4)

Includes the service cost of long-term deferred compensation plans for certain officers of the Group’s Cable segment, which payment becomes payable when certain financial targets (as defined in the plans) are met.

(5)

Includes severance expense in connection with the dismissals of personnel, as a part of a continued cost reduction plan. In 2019 includes Ps.150,000 related to an accrual for restructuring certain administrative areas in the first quarter of 2020.

(6)	Surcharges resulting from payments made in 2021 by three companies in the Group’s Cable, Sky and Content segments for income taxes of prior years.
(7)	In 2021 and 2020, includes impairment adjustments in connection with long-lived assets in the Group’s Other Business segment (see Note 13).
(8)

In the second quarter of 2020, the Company received a cash reimbursement from Imagina Media Audiovisual, S.L. (“Imagina”), in connection with a legal outcome that was favorable to Imagina, a former associate of the Company.